Label	Element	Value
C000006472 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000006472 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.90%
C000006472 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006472 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.30%
C000006472 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006472 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000064681 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	45.60%
C000064681 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.50%
C000064681 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000064681 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	36.20%
C000064681 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.70%
C000064681 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000064681 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000064680 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	45.60%
C000064680 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.50%
C000064680 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000064680 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	36.20%
C000064680 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.70%
C000064680 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000064680 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000064679 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	45.60%
C000064679 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.50%
C000064679 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000064679 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	36.20%
C000064679 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.70%
C000064679 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000064679 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000064678 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	45.60%
C000064678 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.50%
C000064678 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000064678 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	36.20%
C000064678 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.70%
C000064678 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000064678 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000006483 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000006483 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.90%
C000006483 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006483 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.30%
C000006483 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006483 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000006471 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000006471 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.90%
C000006471 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006471 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.30%
C000006471 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006471 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000064677 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	45.60%
C000064677 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.50%
C000064677 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000064677 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	36.20%
C000064677 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.70%
C000064677 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000064677 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000191232 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.80%
C000191232 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000191232 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.00%
C000191232 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.70%
C000191232 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%
C000191232 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	19.80%
C000191232 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000191232 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.70%
C000006480 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000006480 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.90%
C000006480 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006480 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.30%
C000006480 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006480 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000006487 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	45.60%
C000006487 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.50%
C000006487 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000006487 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	36.20%
C000006487 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.70%
C000006487 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006487 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000006482 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000006482 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.90%
C000006482 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006482 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.30%
C000006482 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006482 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000103072 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.80%
C000103072 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000103072 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.00%
C000103072 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.70%
C000103072 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%
C000103072 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	19.80%
C000103072 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000103072 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.70%
C000006486 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	45.60%
C000006486 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.50%
C000006486 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000006486 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	36.20%
C000006486 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.70%
C000006486 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006486 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000006478 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000006478 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.90%
C000006478 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006478 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.30%
C000006478 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006478 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000006485 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	45.60%
C000006485 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.50%
C000006485 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000006485 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	36.20%
C000006485 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.70%
C000006485 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006485 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000006477 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000006477 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.90%
C000006477 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006477 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.30%
C000006477 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006477 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000118060 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	44.30%
C000118060 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.60%
C000118060 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000118060 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	38.30%
C000118060 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.70%
C000118060 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.10%
C000006490 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.80%
C000006490 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000006490 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.00%
C000006490 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.70%
C000006490 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%
C000006490 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	19.80%
C000006490 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006490 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.70%
C000006484 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	45.60%
C000006484 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.50%
C000006484 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.40%
C000006484 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	36.20%
C000006484 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.70%
C000006484 [Member] | Fitch, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006484 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000116932 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000116932 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.90%
C000116932 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000116932 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.30%
C000116932 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000116932 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%
C000006489 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.80%
C000006489 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000006489 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.00%
C000006489 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.70%
C000006489 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%
C000006489 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	19.80%
C000006489 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006489 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.70%
C000006488 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.80%
C000006488 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.80%
C000006488 [Member] | Fitch, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.00%
C000006488 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.70%
C000006488 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%
C000006488 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	19.80%
C000006488 [Member] | Moody's, Aaa Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006488 [Member] | Fitch, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.70%
C000006476 [Member] | Fitch, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	43.40%
C000006476 [Member] | Fitch, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.90%
C000006476 [Member] | Fitch, CC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.30%
C000006476 [Member] | Fitch, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	37.30%
C000006476 [Member] | Fitch, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.60%
C000006476 [Member] | Fitch, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.00%